Notes Payable and Long-Term Debt	12 Months Ended
Dec. 31, 2013
Notes Payable and Long-Term Debt
Notes Payable and Long-Term Debt

Note 8

Notes Payable and Long-Term Debt

Notes payable amounting to $67,699,000 and $28,786,000 at December 31, 2013 and 2012, respectively, consisted of obligations due to banks on demand or based on Seaboard’s ability and intent to repay within one year.  At December 31, 2013, Seaboard had a committed bank line totaling $200,000,000 and uncommitted bank lines totaling approximately $209,501,000, of which $159,501,000 of the uncommitted lines relate to foreign subsidiaries. At December 31, 2013, there were no borrowings outstanding under the committed line, and borrowings outstanding under the uncommitted lines totaled $67,699,000, all related to foreign subsidiaries.  The uncommitted borrowings outstanding at December 31, 2013 primarily represented $26,981,000 denominated in South African rand and $24,348,000 denominated in Argentine pesos. The weighted average interest rates for outstanding notes payable were 13.10% and 7.45% at December 31, 2013 and 2012, respectively.  In February 2013, Seaboard refinanced its committed bank line for $200,000,000 with similar credit terms and also extended the maturity date to February 20, 2018. At December 31, 2013, Seaboard’s borrowing capacity under its committed and uncommitted lines was reduced by letters of credit (LCs) totaling $813,000 and $3,980,000, respectively. The notes payable to banks under the credit lines are unsecured. The lines of credit do not require compensating balances. Facility fees on these agreements are not material.

In November 2013, Seaboard provided notice of call for early redemption to holders of certain IDRBs effective December 20, 2013 and paid $18,000,000 in the fourth quarter of 2013. In April 2013, Seaboard provided notice of call for early redemption to holders of certain IDRBs effective May 13, 2013 and paid $10,800,000 in the second quarter of 2013.  In December 2012, Seaboard provided notice of call for early redemption to holders of certain IDRBs effective January 14, 2013 and paid $13,000,000 in the first quarter of 2013.

The following table is a summary of long-term debt at the end of each year:

	December 31,
(Thousands of dollars)	2013	2012

Industrial Development Revenue Bonds, floating rates	$-	$41,800
Foreign subsidiary obligation payable in U.S. dollars, 5.34%, due 2014 through 2021	91,200	102,600
Capital lease obligations and other	977	1,563
	92,177	145,963
Current maturities of long-term debt	(11,697)	(25,138)
Long-term debt, less current maturities	$80,480	$120,825

The terms of the note agreements pursuant to which the bank debt and credit lines were issued require, among other terms, the maintenance of certain ratios and minimum net worth, the most restrictive of which requires an adjusted leverage ratio of less than 3.5 to 1.0; requires the maintenance of consolidated tangible net worth, as defined, of not less than $1,870,445,000, plus 25% of cumulative consolidated net income beginning after December 31, 2012; limits aggregate dividend payments to $25,000,000 per year under certain circumstances; limits the sum of subsidiary indebtedness and priority indebtedness to 20% of consolidated tangible net worth; and limits Seaboard’s ability to acquire investments and sell assets under certain circumstances. Seaboard is in compliance with all restrictive debt covenants relating to these agreements as of December 31, 2013.

Annual maturities of long-term debt at December 31, 2013 are as follows: $11,697,000 in 2014, $11,400,000 in 2015, $11,400,000 in 2016, $11,400,000 in 2017, $11,400,000 in 2018 and $34,880,000 thereafter.